Significant Accounting Policies (Detail 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 years number	Dec. 31, 2009	Dec. 31, 2008
Significant Accounting Policies
Asset retirement obligation liability	$ 74	$ 64
Intangible assets useful life, low end of range (in years)	1
Intangible assets useful life, high end of range (in years)	20
Advertising and merchandising expense	512	414	468
Research, development and related expenses	1,434	1,293	1,404
Research and development expense	919	838	851
Deferred tax assets valuation allowance	$ 128	$ 23